Unaudited Interim Condensed Statements of Consolidated Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	$ 1,117	$ 535
Property, plant and equipment	34,797	38,788
Right-of-use assets	19,196	23,658
Non-current financial assets	4,723	5,088
Other non-current assets	22,734	20,025
Deferred tax assets	382	382
Total non-current assets	82,949	88,476
Current assets
Trade receivables	5,075	14,398
Subsidies receivables	7,525	7,800
Other current assets	4,970	5,383
Current financial assets	131,257	147,130
Cash and cash equivalents	35,590	61,533
Total current assets	184,417	236,244
TOTAL ASSETS	267,365	324,720
Shareholders' equity
Share capital	5,924	5,903
Premiums related to the share capital	371,749	437,445
Currency translation adjustment	(32,679)	(33,316)
Retained earnings (deficit)	(264,344)	(266,538)
Net income (loss)	(39,584)	(67,593)
Total shareholders' equity	41,067	75,901
Non-current liabilities
Non-current financial liabilities	66,185	74,013
Non-current lease debts	23,823	27,725
Non-current provisions	1,332	1,329
Total non-current liabilities	91,340	103,067
Current liabilities
Current financial liabilities	7,500	10,460
Current lease debts	6,774	7,701
Trade payables	18,202	17,277
Deferred income and contract liabilities	90,918	96,803
Current provisions	917	1,169
Other current liabilities	10,647	12,342
Total current liabilities	134,958	145,752
TOTAL LIABILITIES	226,299	248,819
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 267,365	$ 324,720